Summary of Significant Accounting Policies - Schedule of Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Summary Of Significant Accounting Policies [Abstract]
Equity method investments	¥ 81,000		¥ 6,000
Cost method investments			2,857
Available-for-sale securities			3,377
Non-marketable equity investments	86,501
Investments	¥ 167,501	$ 24,362	¥ 12,234